STAFF COSTS	12 Months Ended
Dec. 31, 2021
STAFF COSTS
STAFF COSTS

NOTE 3 – STAFF COSTS

EMPLOYEE INFORMATION

The majority of the staff on vessels are not employed by TORM. Staff costs included in operating expenses relate to the 106 seafarers employed under Danish contract (2020: 109, 2019: 108).

The average number of employees is calculated as a full-time equivalent (FTE).

The Executive Director is, in the event of termination by the Company, entitled to a severance payment of up to 12 months’ salary.

USDm	2021	2020	2019
Total staff costs
Staff costs included in operating expenses	9.7	9.2	8.1
Staff costs included in administrative expenses	42.4	41.5	37.7
Total	52.1	50.7	45.8

Staff costs comprise the following
Wages and salaries	42.1	42.3	37.2
Share-based compensation	2.3	1.7	1.9
Pension costs	3.6	3.3	3.5
Other social security costs	1.3	1.3	0.9
Other staff costs	2.8	2.1	2.3
Total	52.1	50.7	45.8

Average number of permanent employees
Seafarers	106	109	108
Land-based	341	332	313
Total	447	441	421

NOTE 3 – continued

The majority of seafarers on vessels are on short-term contracts. The number of seafarers on short-term contracts in 2021 was on average 1,449 (2020: 1,474, 2019: 1,510). Total seafarers’ costs in 2021 was USD 75.9m (2020: USD 80.5m, 2019: USD 79.5m), which is included in “Operating expenses”.

USD ‘000	2021	2020	2019
Non-Executive Board and Committee Remuneration, short term
Christopher H. Boehringer	235	256	252
David Weinstein	234	200	198
Göran Trapp	176	172	170
Torben Janholt	—	89	170
Annette Justad	176	139	—
Total	821	856	790

Executive Management

			Annual
			perfor-
		Taxable	mance
USD ‘000	Salary	benefits	bonus	Total
Executive Management Remuneration
Jacob Meldgaard
2019, TORM A/S¹⁾	962	41	1,126	2,129
2019, TORM plc¹⁾	79	—	—	79
2020, TORM A/S¹⁾	1,052	41	1,262	2,355
2020, TORM A/S adjustment¹⁾	—	—	(125)	(125)
2020, TORM plc¹⁾	77	—	—	77
2021, TORM A/S¹⁾	1,161	44	1,161	2,366
2021, TORM plc¹⁾	82	—	—	82

¹⁾    Paid by legal entity as noted.

As discussed in the 2020 Annual Report, at the time of issue the CEO’s bonus figure had yet to be agreed and instead the Annual Report 2020 included an estimate of DKK 8.4m (USD 1.262m), equating to 120% of his base salary. After final agreement by the Remuneration Committee, the CEO’s bonus figure was set at DKK 7,000 (USD 1,137m), equating to 100% of his base salary.

Key management personnel consists of the Board of Directors and the Executive Director.

Senior Management Team

The aggregated compensation paid by the Group to the three (2020: 3) other members of the Senior Management Team in 2021 (excluding Jacob Meldgaard) was USD 2.2m (2020: USD 2.1m 2019: USD 1.7m), which includes an aggregate of USD 0.1m (2020: USD 0.1m, 2019: USD 0.1m) allocated for pensions (defined contribution plans) for these individuals.

LTIP element of Jacob Meldgaard's remuneration package 2021:

Grant Date	25-Apr-18	18-Mar-21

RSU LTIP grant¹⁾	766,035	255,200
Exercise price per share	DKK 53.7	DKK 53.5
RSU grant value assuming 100% vesting	USD 0.9m	USD 0.6m

NOTE 3 – continued

¹⁾    LTIP award is fixed by the Board of Directors and was communicated via company announcement no. 10 of 25 April 2018 and announcement no. 7 dated 18 March 2021, therefore there is no minimum or maximum for 2018 and 2021.

TORM operates an equity-settled, share-based compensation plan. The fair value of the employee services received in exchange for the grant of shares is recognized as expense and allocated over the vesting period. Employment in TORM throughout the period is in most cases a prerequisite for upholding the full vesting rights in the RSU program. For good leavers subject to the Danish Stock Options Act, the RSUs will vest in accordance with the vesting schedule, but for all other leavers, all unvested RSU’s shall be immediately forfeited for no consideration. Options are granted under the plan for no consideration and carry no dividend or voting rights.

In accordance with its Remuneration Policy, TORM has granted the CEO a number of Restricted Share Units (RSUs), which were communicated in company announcement no. 2 dated 18 January 2016, company announcement no. 10 dated 25 April 2018, and company announcement no. 7 dated 18 March 2021. There are no performance conditions associated with the grant of RSUs.

The original RSUs granted to the CEO in 2016 amounted to 1,276,725 and vested over a five-year period, with one fifth of the grant amount vesting at each anniversary during the five-year period. The exercise price for the 2016 RSUs was DKK 96.3. As of 01 January 2017, one fifth of the original grant, amounting to 255,345, vested with an exercise period ending 31 December 2017. None of these RSUs were exercised. As of 01 January 2018, one fifth of the original grant, amounting to 255,345, vested with an exercise period ending 31 December 2018. None of these RSUs were exercised.

As detailed in company announcement no. 10 issued on 25 April 2018, the CEO was granted a total of 766,035 RSUs with effect as of 01 January 2018, which will vest in equal instalments over the next three years. The RSU grant corresponds to the unvested portion (60)% of the CEO’s original five-year grant from 2016. It has been agreed that the CEO will not exercise the original RSUs. The exercise price for each RSU is DKK 53.7, corresponding to the average price of TORM shares during 90 calendar days preceding the approval at TORM plc’s AGM on 12 April 2018 plus a 15% premium. Vested RSUs may be exercised for a period of 360 days from each vesting date. As of 01 January 2019, one fifth of the grant, amounting to 255,345, vested with an exercise period ending 31 December 2019. These RSUs amounting to one third of the re-grant issued on 25 April 2018 were exercised. In November 2019, 255,345 RSUs were exercised by Executive Director Jacob Meldgaard.

The total value of the RSU allocation is calculated based on the Black-Scholes model and is included in the overall cost estimate for the Company’s Long-Term Incentive Program (LTIP) (cf. company announcements dated 18 January 2016, 8 March 2016 and 25 April 2018).

The value of the 2018 grant, USD 0.9m, is estimated taking into account that as part of the grant the CEO will not exercise the unvested portion of the 2016 grant. The valuation is based on the Black-Scholes model with an exercise price of DKK/share 53.7, a market value of one TORM A-share of DKK 49.5 (the closing price per A-share at the time of allocation and assuming 100% vesting).

The single figure remuneration table for the CEO does not include any amounts in relation to the RSU awards since, as of the date each tranche vested, the Company's share price was less than the exercise price. As detailed in company announcement no. 7 issued on 18 March 2021, the CEO was granted a total of 255,200 RSUs with effect as of 01 January 2022, which will vest in equal instalments over the next three years. The exercise price for each RSU is DKK 53.5, corresponding to the average price of TORM shares in the 90 calendar days preceding the publication of TORM plc’s 2020 Annual Report plus a 15% premium. Vested RSUs may be exercised for a period of 360 days from each vesting date

Long-term employee benefit obligations

The obligation comprises an obligation under the incentive programs to deliver Restricted Share Units in TORM plc at a determinable price to the entity’s key personnel. The RSUs granted entitle the holder to acquire one TORM A-share.

NOTE 3 – continued

The program comprises the following number of shares in TORM plc:

Number of shares (1,000)	2021	2020	2019
Outstanding as of 1 January	2,187.5	2,228.3	2,719.1
Granted during the period	1,355.1	1,047.4	1,001.1
Exercised during the period	(409.4)	(107.7)	(529.4)
Expired during the period	(760.3)	(980.5)	(785.3)
Forfeited during the period	—	—	(177.2)
Outstanding as of 31 December	2,372.9	2,187.5	2,228.3

Exercisable as of 31 December	—	—	—

In 2019, the Board agreed to grant a total of 1,001,100 RSUs to other management. The vesting period of the program is three years for key employees. The exercise price is set to DKK 49.7. The exercise period is 12 months after the vesting date. The fair value of the options granted in 2019 was determined using the Black-Scholes model and is not material. The average remaining contractual life for the restricted shares as per 31 December 2019 is 1.5 years.

In 2020, the Board agreed to grant a total of 1,047,389 RSUs to other management. The vesting period of the program is three years for key employees. The exercise price is set to DKK 69.9. The exercise period is 12 months after the vesting date. The fair value of the options granted in 2020 was determined using the Black-Scholes model and is not material. The average remaining contractual life for the restricted shares as per 31 December 2020 is 1.5 years.

In 2021, the Board agreed to grant a total of 1,355,121 RSUs to other management. The vesting period of the program is three years for key employees. The exercise price is set to DKK 53.5. The exercise period is 12 months after the vesting date. The fair value of the options granted in 2021 was determined using the Black-Scholes model and is not material. The average remaining contractual life for the restricted shares as per 31 December 2021 is 1.5 years.

ACCOUNTING POLICIES

Employee benefits

Wages, salaries, social security contributions, holiday and sick leave, bonuses and other monetary and non-monetary benefits are recognized in the year in which the employees render the associated services. Please also refer to the accounting policy for share-based payment.

Pension plans

The Group has entered into defined contribution plans only. Pension costs related to defined contribution plans are recorded in the income statement in the year to which they relate.

Share-based payments

The Group makes equity-settled share-based payments to certain employees, which are measured at fair value at the date of grant and expensed on a straight-line basis over the vesting period, based on the Group’s estimate of shares which will eventually vest. The fair value of the share schemes is calculated using the Black-Scholes model at the grant date.